BASIS OF PREPERATION	12 Months Ended
Dec. 31, 2017
Disclosure of basis of preparation [Abstract]
BASIS OF PREPERATION
NOTE   2 -   BASIS OF PREPERATION

a.	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standard Board (IASB). The consolidated financial statements were authorized for issue by the Company Board of Directors on April 24, 2018.

b.	Functional currency:

(1)	Functional currency

The currency of the main economic environment in which the Group operates is the US dollar (the "functional currency").

(2)
Translation of transactions that are not in the functional currency

In the preparation of the financial statements, transactions carried out in currencies other than the Company's functional currency (the "foreign currency") are recorded at the exchange rates in effect on the dates of the transaction.

At each reporting period, monetary items stated in foreign currency are translated according to the exchange rates in effect at that date; non-monetary items that are measured in terms of historical cost are translated according to the exchange rates in effect at the time of the transaction in connection with the non-monetary item.

(3)
The method of recording exchange rate differences

Exchange rate differences (primarily in respect of monetary balances that are not in the functional currency) are recognized in the income statement in the period in which they occurred.

c.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for deferred tax assets and liabilities.

d.	Use of estimates and judgments

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Group’s financial statements requires management of the Company to make assumptions regarding circumstances and events that involve considerable uncertainty. Management of the Company prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Determination of fair value

Preparation of the financial statements requires the Group to determine the fair value of certain assets and liabilities. Further information about the assumptions that were used to determine fair value is included in note 10 on shareholders loans and note 14d on share based compensation.
When determining the fair value of an asset or liability, the Group uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

•          Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly
•          Level 3: inputs that are not based on observable market data (unobservable inputs).

e.	Risk management policy

The operations of the Group expose it to various financial risks, such as a market risk (including a currency risk, fair value risk regarding interest rate and price risk), credit risk, liquidity risk and cash flow risk for the interest rate. The comprehensive risk-management policy of the Group focuses on actions to limit the potential negative impacts on financial performance of the Group to a minimum. The Group does not typically use derivative financial instruments in order to hedge exposures.

Risk management is performed by the Group’s Chief Executive Officer in accordance with the policy approved by the Board of Directors.

The Group does not have a significant concentration of credit risks. The cash and cash equivalents of the Group are deposited in Israeli banking corporation. In the estimation of the Group’s management, the credit risk for these financial instruments is low.